Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® Mid Cap Index Fund
July 31, 2022
ZMP-NPRT1-0922
1.9881624.105
Common Stocks - 99.7%
	Shares	Value ($)
Bailiwick of Guernsey - 0.1%
Amdocs Ltd.	3,221	280,420
Bailiwick of Jersey - 0.7%
Amcor PLC	39,340	509,453
Aptiv PLC (a)	7,096	744,299
Clarivate Analytics PLC (a)	12,551	181,864
Janus Henderson Group PLC	3,609	93,004
Novocure Ltd. (a)	2,707	184,049
TOTAL BAILIWICK OF JERSEY		1,712,669
Bermuda - 0.9%
Arch Capital Group Ltd. (a)	9,467	420,335
Assured Guaranty Ltd.	1,610	94,008
Axalta Coating Systems Ltd. (a)	5,778	145,721
Axis Capital Holdings Ltd.	2,032	102,596
Bunge Ltd.	3,674	339,220
Everest Re Group Ltd.	1,023	267,361
Genpact Ltd.	4,743	228,043
Invesco Ltd.	9,805	173,941
Lazard Ltd. Class A	2,467	92,932
Norwegian Cruise Line Holdings Ltd. (a)	10,942	132,945
RenaissanceRe Holdings Ltd.	1,141	147,543
White Mountains Insurance Group Ltd.	76	94,197
TOTAL BERMUDA		2,238,842
British Virgin Islands - 0.1%
Capri Holdings Ltd. (a)	3,774	183,718
Canada - 0.1%
Brookfield Renewable Corp.	3,360	131,443
SSR Mining, Inc.	5,548	91,320
TOTAL CANADA		222,763
Cayman Islands - 0.0%
GlobalFoundries, Inc. (b)	1,640	84,427
Germany - 0.0%
Ardagh Group SA	363	4,857
Ireland - 1.0%
Allegion PLC	2,300	243,110
Horizon Therapeutics PLC (a)	5,889	488,610
Jazz Pharmaceuticals PLC (a)	1,598	249,384
nVent Electric PLC	4,338	153,175
Pentair PLC	4,323	211,351
Perrigo Co. PLC	3,534	147,969
STERIS PLC	2,238	505,005
Trane Technologies PLC	6,127	900,608
TOTAL IRELAND		2,899,212
Israel - 0.0%
Wix.com Ltd. (a)	1,401	83,121
Liberia - 0.1%
Royal Caribbean Cruises Ltd. (a)	5,789	224,092
Luxembourg - 0.3%
Globant SA (a)	1,066	212,390
Spotify Technology SA (a)	3,676	415,462
TOTAL LUXEMBOURG		627,852
Netherlands - 0.3%
Elastic NV (a)	2,009	160,499
LyondellBasell Industries NV Class A	6,750	601,560
TOTAL NETHERLANDS		762,059
Panama - 0.1%
Carnival Corp. (a)(b)	25,163	227,977
Copa Holdings SA Class A (a)	819	55,053
TOTAL PANAMA		283,030
Puerto Rico - 0.1%
Popular, Inc.	1,970	153,010
United Kingdom - 0.4%
Gates Industrial Corp. PLC (a)	2,866	35,252
Nielsen Holdings PLC	9,402	225,178
Sensata Technologies, Inc. PLC	4,071	181,037
Willis Towers Watson PLC	2,913	602,816
TOTAL UNITED KINGDOM		1,044,283
United States of America - 95.5%
10X Genomics, Inc. (a)	2,373	95,276
A.O. Smith Corp.	3,371	213,283
Abiomed, Inc. (a)	1,174	343,994
Acadia Healthcare Co., Inc. (a)	2,333	193,429
Acuity Brands, Inc.	906	165,254
ADT, Inc.	5,408	39,478
Advance Auto Parts, Inc.	1,605	310,760
Advanced Drain Systems, Inc.	1,612	191,183
AECOM	3,500	252,000
Affiliated Managers Group, Inc.	1,009	127,517
Affirm Holdings, Inc. (a)	4,588	123,142
AFLAC, Inc.	16,769	960,864
AGCO Corp.	1,630	177,540
Agilent Technologies, Inc.	7,874	1,055,903
agilon health, Inc. (a)	4,921	123,173
AGNC Investment Corp.	13,712	172,908
Air Lease Corp. Class A	2,719	100,902
Akamai Technologies, Inc. (a)	4,163	400,564
Alaska Air Group, Inc. (a)	3,249	144,028
Albemarle Corp.	3,072	750,520
Albertsons Companies, Inc.	4,234	113,683
Alcoa Corp.	4,841	246,358
Alexandria Real Estate Equities, Inc.	4,250	704,565
Align Technology, Inc. (a)	2,061	579,079
Alleghany Corp. (a)	344	288,093
Allegro MicroSystems LLC (a)	1,235	30,665
Alliant Energy Corp.	6,571	400,371
Allison Transmission Holdings, Inc.	2,530	105,931
Allstate Corp.	7,192	841,248
Ally Financial, Inc.	8,480	280,434
Alnylam Pharmaceuticals, Inc. (a)	3,168	449,983
Alteryx, Inc. Class A (a)	1,545	74,824
Altice U.S.A., Inc. Class A (a)	5,527	58,089
AMC Entertainment Holdings, Inc. Class A (a)(b)	13,597	197,972
Amedisys, Inc. (a)	836	100,195
AMERCO	235	126,214
Ameren Corp.	6,754	628,932
American Airlines Group, Inc. (a)	16,984	232,851
American Campus Communities, Inc.	3,631	237,177
American Financial Group, Inc.	1,763	235,678
American Homes 4 Rent Class A	7,961	301,563
American Water Works Co., Inc.	4,773	741,915
Americold Realty Trust	7,054	231,019
Ameriprise Financial, Inc.	2,882	777,909
AmerisourceBergen Corp.	3,915	571,316
AMETEK, Inc.	6,045	746,558
Amphenol Corp. Class A	15,369	1,185,411
Annaly Capital Management, Inc.	40,895	281,358
ANSYS, Inc. (a)	2,284	637,213
Antero Midstream GP LP	8,925	89,786
Antero Resources Corp. (a)	7,700	305,228
APA Corp.	8,858	329,252
Apartment Income (REIT) Corp.	4,136	187,526
Apollo Global Management, Inc.	12,056	688,398
AppLovin Corp. (a)(b)	5,915	210,219
Aptargroup, Inc.	1,715	184,808
ARAMARK Holdings Corp.	6,067	202,638
Ardagh Metal Packaging SA	3,985	26,939
Ares Management Corp.	3,982	285,310
Arista Networks, Inc. (a)	6,540	762,760
Armstrong World Industries, Inc.	1,219	108,918
Arrow Electronics, Inc. (a)	1,728	221,478
Arthur J. Gallagher & Co.	5,465	978,180
Ashland Global Holdings, Inc.	1,333	133,927
Aspen Technology, Inc. (a)	734	149,802
Assurant, Inc.	1,418	249,256
Atmos Energy Corp. (b)	3,617	439,068
AutoNation, Inc. (a)	1,044	123,965
AutoZone, Inc. (a)	520	1,111,443
Avalara, Inc. (a)	2,271	198,531
AvalonBay Communities, Inc.	3,668	784,732
Avangrid, Inc.	1,856	90,443
Avantor, Inc. (a)	16,005	464,465
Avery Dennison Corp.	2,138	407,203
Avis Budget Group, Inc. (a)	778	141,619
Avnet, Inc.	2,556	122,356
Axon Enterprise, Inc. (a)	1,771	195,146
Azenta, Inc.	1,941	132,493
Baker Hughes Co. Class A	24,322	624,832
Ball Corp.	8,231	604,320
Bank of Hawaii Corp.	1,038	83,154
Bank of New York Mellon Corp.	19,286	838,170
Bank OZK	3,061	122,746
Bath & Body Works, Inc.	6,260	222,480
Bentley Systems, Inc. Class B	4,428	175,349
Berry Global Group, Inc. (a)	3,429	197,682
Best Buy Co., Inc.	5,275	406,122
Bill.Com Holdings, Inc. (a)	2,562	346,075
Bio-Rad Laboratories, Inc. Class A (a)	562	316,552
Bio-Techne Corp.	1,022	393,756
Biogen, Inc. (a)	3,825	822,605
BioMarin Pharmaceutical, Inc. (a)	4,849	417,256
BJ's Wholesale Club Holdings, Inc. (a)	3,515	237,966
Black Knight, Inc. (a)	4,061	266,726
Blue Owl Capital, Inc. Class A	10,527	120,113
BOK Financial Corp.	774	68,135
Booz Allen Hamilton Holding Corp. Class A	3,443	330,459
BorgWarner, Inc.	6,279	241,490
Boston Beer Co., Inc. Class A (a)	248	94,347
Boston Properties, Inc.	4,115	375,123
Boyd Gaming Corp.	2,095	116,293
Bright Horizons Family Solutions, Inc. (a)	1,545	144,720
Brighthouse Financial, Inc. (a)	1,960	85,103
Brixmor Property Group, Inc.	7,811	181,059
Broadridge Financial Solutions, Inc.	3,064	491,925
Brown & Brown, Inc.	6,205	403,946
Brown-Forman Corp.:
Class A	1,189	86,084
Class B (non-vtg.)	4,823	357,963
Bruker Corp.	2,852	195,505
Brunswick Corp.	1,996	159,920
Builders FirstSource, Inc. (a)	4,515	307,020
Burlington Stores, Inc. (a)	1,725	243,449
BWX Technologies, Inc.	2,388	135,352
C.H. Robinson Worldwide, Inc. (b)	3,288	363,982
Cable One, Inc.	156	214,762
CACI International, Inc. Class A (a)	607	183,490
Cadence Design Systems, Inc. (a)	7,160	1,332,333
Caesars Entertainment, Inc. (a)	5,399	246,680
Camden Property Trust (SBI)	2,722	384,074
Campbell Soup Co.	5,081	250,747
Cardinal Health, Inc.	7,150	425,854
Carlisle Companies, Inc.	1,349	399,439
Carlyle Group LP	5,428	211,203
CarMax, Inc. (a)(b)	4,204	418,466
Carrier Global Corp.	22,262	902,279
Carter's, Inc.	1,033	84,169
Carvana Co. Class A (a)(b)	2,745	80,017
Casey's General Stores, Inc.	970	196,571
Catalent, Inc. (a)	4,478	506,462
Cboe Global Markets, Inc.	2,782	343,243
CBRE Group, Inc. (a)	8,656	741,127
CCC Intelligent Solutions Holdings, Inc. Class A (a)	4,480	44,755
CDW Corp.	3,550	644,432
Celanese Corp. Class A	2,843	334,081
CenterPoint Energy, Inc.	16,525	523,677
Ceridian HCM Holding, Inc. (a)	3,583	196,241
Certara, Inc. (a)	3,068	70,533
CF Industries Holdings, Inc.	5,463	521,662
Change Healthcare, Inc. (a)	6,583	159,769
ChargePoint Holdings, Inc. Class A (a)(b)	5,230	79,025
Charles River Laboratories International, Inc. (a)	1,322	331,214
Chemed Corp.	385	185,220
Cheniere Energy, Inc.	6,647	994,258
Chesapeake Energy Corp.	3,350	315,470
Chipotle Mexican Grill, Inc. (a)	730	1,141,881
Choice Hotels International, Inc.	880	106,366
Church & Dwight Co., Inc.	6,377	560,985
Churchill Downs, Inc.	953	199,939
Ciena Corp. (a)	3,960	204,336
Cincinnati Financial Corp.	4,104	399,483
Cintas Corp.	2,297	977,351
Cirrus Logic, Inc. (a)	1,489	127,250
Citizens Financial Group, Inc.	12,825	486,965
Citrix Systems, Inc.	3,303	334,957
Clean Harbors, Inc. (a)	1,342	130,966
Cleveland-Cliffs, Inc. (a)	13,613	241,086
Cloudflare, Inc. (a)	7,334	369,047
CMS Energy Corp.	7,611	523,104
CNA Financial Corp.	729	30,924
Cognex Corp.	4,566	232,775
Coinbase Global, Inc. (a)(b)	4,072	256,373
Columbia Sportswear Co.	971	71,864
Comerica, Inc.	3,434	267,062
Commerce Bancshares, Inc.	2,878	199,992
Conagra Brands, Inc.	12,337	422,049
Concentrix Corp.	1,130	151,149
Confluent, Inc. (a)	3,252	82,763
Consolidated Edison, Inc.	9,325	925,693
Constellation Energy Corp.	8,566	566,213
Continental Resources, Inc.	949	65,377
Copart, Inc. (a)	5,595	716,720
Core & Main, Inc.	1,560	37,658
Corning, Inc.	19,821	728,620
Corteva, Inc.	19,017	1,094,428
CoStar Group, Inc. (a)	10,315	748,766
Coterra Energy, Inc.	20,867	638,322
Coty, Inc. Class A (a)	9,074	66,422
Coupa Software, Inc. (a)	1,974	129,139
Cousins Properties, Inc.	3,885	119,852
Crane Holdings Co.	1,229	121,585
Credit Acceptance Corp. (a)	182	104,816
Crowdstrike Holdings, Inc. (a)	5,521	1,013,656
Crown Holdings, Inc.	3,096	314,801
CubeSmart	5,856	268,615
Cullen/Frost Bankers, Inc.	1,528	199,251
Cummins, Inc.	3,701	819,068
Curtiss-Wright Corp.	1,011	145,018
D.R. Horton, Inc.	8,471	660,992
Darden Restaurants, Inc.	3,269	406,958
Darling Ingredients, Inc. (a)	4,205	291,322
Datadog, Inc. Class A (a)	6,788	692,444
DaVita HealthCare Partners, Inc. (a)	1,539	129,522
Deckers Outdoor Corp. (a)	709	222,066
Definitive Healthcare Corp.	823	21,382
Dell Technologies, Inc.	7,020	316,321
Delta Air Lines, Inc. (a)	16,786	533,795
Dentsply Sirona, Inc.	5,632	203,653
Devon Energy Corp.	17,271	1,085,482
DexCom, Inc. (a)	10,285	844,193
Diamondback Energy, Inc.	4,646	594,781
Dick's Sporting Goods, Inc.	1,455	136,173
Discover Financial Services	7,364	743,764
DISH Network Corp. Class A (a)	6,581	114,312
DocuSign, Inc. (a)	5,187	331,864
Dolby Laboratories, Inc. Class A	1,690	130,806
Dollar Tree, Inc. (a)	5,578	922,378
Domino's Pizza, Inc.	942	369,368
Donaldson Co., Inc.	3,237	176,125
Doordash, Inc. (a)	6,561	457,630
DoubleVerify Holdings, Inc. (a)	1,682	38,568
Douglas Emmett, Inc.	4,419	104,465
Dover Corp.	3,776	504,776
Doximity, Inc. (a)(b)	2,506	106,054
Draftkings Holdings, Inc. (a)	9,938	136,449
Driven Brands Holdings, Inc. (a)	1,463	44,446
Dropbox, Inc. Class A (a)	7,366	167,503
DT Midstream, Inc.	2,548	140,216
DTE Energy Co.	5,062	659,579
Duke Realty Corp.	10,059	629,291
Dun & Bradstreet Holdings, Inc.	6,576	103,638
DuPont de Nemours, Inc.	13,360	818,033
DXC Technology Co. (a)	6,403	202,335
Dynatrace, Inc. (a)	5,211	196,090
Eagle Materials, Inc.	1,024	129,485
East West Bancorp, Inc.	3,708	266,160
EastGroup Properties, Inc.	1,078	183,842
Eastman Chemical Co.	3,369	323,188
eBay, Inc.	14,695	714,618
Edison International	9,875	669,229
Elanco Animal Health, Inc. (a)	11,670	236,434
Electronic Arts, Inc.	7,361	965,984
Element Solutions, Inc.	6,034	119,232
Encompass Health Corp.	2,560	129,587
Enhabit Home Health & Hospice (a)	1,260	22,063
Enovis Corp. (a)	1,329	79,368
Enphase Energy, Inc. (a)	3,437	976,727
Entegris, Inc.	3,901	428,720
Entergy Corp.	5,326	613,182
Envista Holdings Corp. (a)	4,271	173,616
Enviva, Inc.	808	56,261
EPAM Systems, Inc. (a)	1,440	502,920
EPR Properties	1,934	104,069
EQT Corp.	9,677	426,078
Equifax, Inc.	3,188	666,005
Equitable Holdings, Inc.	10,040	285,437
Equity Lifestyle Properties, Inc.	4,656	342,309
Equity Residential (SBI)	9,715	761,559
Erie Indemnity Co. Class A	659	134,014
ESAB Corp.	1,337	55,111
Essential Utilities, Inc.	6,081	315,847
Essex Property Trust, Inc.	1,708	489,393
Etsy, Inc. (a)	3,320	344,350
Euronet Worldwide, Inc. (a)	1,265	124,312
Evercore, Inc. Class A	989	98,870
Evergy, Inc.	5,836	398,365
Eversource Energy	9,050	798,391
Exact Sciences Corp. (a)(b)	4,594	207,189
Exelixis, Inc. (a)	8,289	173,406
Expedia, Inc. (a)	3,969	420,912
Expeditors International of Washington, Inc.	4,384	465,800
Extra Space Storage, Inc.	3,479	659,340
F5, Inc. (a)	1,584	265,098
FactSet Research Systems, Inc.	996	427,961
Fair Isaac Corp. (a)	661	305,402
Fastenal Co.	15,119	776,512
Federal Realty Investment Trust (SBI)	2,065	218,085
Fidelity National Financial, Inc.	7,041	281,358
Fifth Third Bancorp	17,882	610,134
First American Financial Corp.	2,734	158,572
First Citizens Bancshares, Inc.	319	241,381
First Hawaiian, Inc.	3,347	85,315
First Horizon National Corp.	13,883	310,424
First Industrial Realty Trust, Inc.	3,455	179,487
First Republic Bank	4,692	763,435
First Solar, Inc. (a)	2,792	276,883
FirstEnergy Corp.	14,254	585,839
Five Below, Inc. (a)	1,430	181,710
Five9, Inc. (a)	1,811	195,805
FleetCor Technologies, Inc. (a)	1,973	434,238
Floor & Decor Holdings, Inc. Class A (a)	2,712	218,506
Flowers Foods, Inc.	4,926	139,948
Flowserve Corp.	3,406	115,259
FMC Corp.	3,302	366,852
FNB Corp., Pennsylvania	9,218	110,247
Fortinet, Inc. (a)	17,217	1,026,994
Fortive Corp.	9,420	607,119
Fortune Brands Home & Security, Inc.	3,428	238,863
Fox Corp.:
Class A	8,113	268,621
Class B	3,835	118,502
Franklin Resources, Inc.	7,470	205,052
Freshpet, Inc. (a)	1,184	63,273
Frontier Communications Parent, Inc. (a)	6,431	166,627
FTI Consulting, Inc. (a)	882	144,260
GameStop Corp. Class A (b)	7,056	239,975
Gaming & Leisure Properties	6,209	322,806
Gap, Inc.	5,226	50,274
Garmin Ltd.	4,042	394,580
Gartner, Inc. (a)	2,052	544,765
Generac Holdings, Inc. (a)	1,635	438,671
Gentex Corp.	6,161	173,863
Genuine Parts Co.	3,648	557,670
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	21,571	61,693
Global Payments, Inc.	7,334	897,095
Globe Life, Inc.	2,373	239,032
Globus Medical, Inc. (a)	2,070	121,488
GoDaddy, Inc. (a)	4,248	315,117
Graco, Inc.	4,408	296,041
Grand Canyon Education, Inc. (a)	835	80,218
Graphic Packaging Holding Co.	8,028	178,623
Grocery Outlet Holding Corp. (a)	2,320	99,110
Guardant Health, Inc. (a)	2,564	128,636
Guidewire Software, Inc. (a)	2,197	170,751
GXO Logistics, Inc. (a)	2,770	132,960
H&R Block, Inc.	4,303	171,948
Halliburton Co.	23,576	690,777
Hanesbrands, Inc.	9,115	101,906
Hanover Insurance Group, Inc.	925	126,235
Harley-Davidson, Inc.	3,543	133,961
Hartford Financial Services Group, Inc.	8,612	555,216
Hasbro, Inc.	3,450	271,584
Hawaiian Electric Industries, Inc.	2,841	120,174
Hayward Holdings, Inc. (a)	1,867	21,788
Healthcare Trust of America, Inc.	9,957	261,371
Healthpeak Properties, Inc.	14,145	390,826
HEICO Corp.	1,191	187,833
HEICO Corp. Class A	2,054	262,255
Henry Schein, Inc. (a)	3,601	283,867
Hertz Global Holdings, Inc.	6,090	130,448
Hess Corp.	7,387	830,816
Hewlett Packard Enterprise Co.	34,108	485,698
Hexcel Corp.	2,206	133,485
HF Sinclair Corp.	3,927	187,789
Highwoods Properties, Inc. (SBI)	2,724	96,893
Hilton Worldwide Holdings, Inc.	7,197	921,720
Hologic, Inc. (a)	6,455	460,758
Hormel Foods Corp.	7,512	370,642
Host Hotels & Resorts, Inc.	18,590	331,088
Howard Hughes Corp. (a)	1,012	71,741
Howmet Aerospace, Inc.	9,833	365,099
HP, Inc.	27,674	924,035
Hubbell, Inc. Class B	1,403	307,285
HubSpot, Inc. (a)	1,196	368,368
Hudson Pacific Properties, Inc.	3,705	55,723
Huntington Bancshares, Inc.	37,698	501,006
Huntington Ingalls Industries, Inc.	1,033	223,996
Huntsman Corp.	5,206	150,766
Hyatt Hotels Corp. Class A (a)	1,328	109,892
IAA, Inc. (a)	3,505	132,244
IAC (a)	2,046	140,151
ICU Medical, Inc. (a)	527	93,369
IDACORP, Inc.	1,322	147,694
IDEX Corp.	1,992	415,830
IDEXX Laboratories, Inc. (a)	2,190	874,204
II-VI, Inc. (a)	3,347	176,186
Incyte Corp. (a)	4,791	372,165
Informatica, Inc.	942	21,572
Ingersoll Rand, Inc.	10,667	531,217
Ingredion, Inc.	1,737	158,032
Insulet Corp. (a)	1,807	447,775
Integra LifeSciences Holdings Corp. (a)	1,907	104,961
Interactive Brokers Group, Inc.	2,430	142,617
International Flavors & Fragrances, Inc.	6,690	829,895
International Paper Co.	9,719	415,682
Interpublic Group of Companies, Inc.	10,306	307,840
Invitation Homes, Inc.	16,024	625,417
Ionis Pharmaceuticals, Inc. (a)	3,718	139,648
IPG Photonics Corp. (a)	910	96,988
IQVIA Holdings, Inc. (a)	4,941	1,187,174
Iron Mountain, Inc.	7,579	367,506
ITT, Inc.	2,196	164,766
J.B. Hunt Transport Services, Inc.	2,190	401,361
Jabil, Inc.	3,613	214,395
Jack Henry & Associates, Inc.	1,904	395,594
Jacobs Engineering Group, Inc.	3,357	460,916
Jamf Holding Corp. (a)	1,730	42,281
JBG SMITH Properties	3,031	77,109
Jefferies Financial Group, Inc.	5,496	179,005
JetBlue Airways Corp. (a)	8,347	70,282
Jones Lang LaSalle, Inc. (a)	1,298	247,490
Juniper Networks, Inc. (b)	8,379	234,863
KBR, Inc.	3,635	193,491
Kellogg Co.	6,629	490,016
Kemper Corp.	1,660	77,688
KeyCorp	24,370	445,971
Keysight Technologies, Inc. (a)	4,759	773,813
Kilroy Realty Corp.	3,047	165,086
Kimco Realty Corp.	15,859	350,642
Kirby Corp. (a)	1,562	99,093
KKR & Co. LP	15,011	832,510
Knight-Swift Transportation Holdings, Inc. Class A	4,172	229,251
Kohl's Corp.	3,364	98,027
Kroger Co.	17,221	799,743
Kyndryl Holdings, Inc. (a)	4,762	49,858
Laboratory Corp. of America Holdings	2,432	637,646
Lamar Advertising Co. Class A	2,271	229,507
Lamb Weston Holdings, Inc.	3,786	301,593
Landstar System, Inc.	968	151,569
Las Vegas Sands Corp. (a)	8,686	327,375
Lattice Semiconductor Corp. (a)	3,565	219,248
Lear Corp.	1,559	235,627
Leggett & Platt, Inc.	3,498	138,661
Leidos Holdings, Inc.	3,577	382,739
Lennar Corp.:
Class A	6,713	570,605
Class B	346	23,486
Lennox International, Inc.	849	203,361
Leslie's, Inc. (a)	4,168	63,187
Liberty Broadband Corp.:
Class A (a)	532	57,419
Class C (a)	3,400	370,362
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	5,264	356,741
Liberty Media Class A (a)	560	34,714
Liberty SiriusXM Series A (a)	1,939	77,269
Liberty SiriusXM Series C (a)	4,091	162,904
Life Storage, Inc.	2,204	277,462
Lincoln Electric Holdings, Inc.	1,473	208,341
Lincoln National Corp.	4,507	231,389
Lithia Motors, Inc. Class A (sub. vtg.)	746	197,899
Littelfuse, Inc.	634	176,804
Live Nation Entertainment, Inc. (a)	4,037	379,438
LKQ Corp.	6,937	380,425
Loews Corp.	5,343	311,230
Louisiana-Pacific Corp.	2,141	136,232
LPL Financial	2,089	438,523
Lucid Group, Inc. Class A (a)(b)	13,968	254,916
lululemon athletica, Inc. (a)	2,930	909,794
Lumen Technologies, Inc. (b)	26,979	293,801
Lumentum Holdings, Inc. (a)	1,809	163,642
Lyft, Inc. (a)	8,045	111,504
M&T Bank Corp.	4,690	832,241
Macy's, Inc.	7,452	131,528
Madison Square Garden Sports Corp. (a)	495	76,121
Mandiant, Inc. (a)	6,035	137,477
Manhattan Associates, Inc. (a)	1,650	232,106
Manpower, Inc.	1,369	107,343
Marathon Oil Corp.	18,513	459,122
Maravai LifeSciences Holdings, Inc. (a)	2,878	75,087
Markel Corp. (a)	351	455,296
MarketAxess Holdings, Inc.	974	263,740
Marriott Vacations Worldwide Corp.	1,073	146,915
Martin Marietta Materials, Inc.	1,633	574,947
Masco Corp.	6,188	342,691
Masimo Corp. (a)	1,313	189,834
MasTec, Inc. (a)	1,554	122,657
Match Group, Inc. (a)	7,479	548,285
Mattel, Inc. (a)	9,236	214,275
McCormick & Co., Inc. (non-vtg.)	6,577	574,501
MDU Resources Group, Inc.	5,314	151,821
Medical Properties Trust, Inc.	15,561	268,272
Mercury Systems, Inc. (a)	1,465	86,450
Mettler-Toledo International, Inc. (a)	587	792,292
MGIC Investment Corp.	8,063	114,011
MGM Resorts International	9,350	306,026
Microchip Technology, Inc.	14,116	972,028
Mid-America Apartment Communities, Inc.	3,015	559,976
Middleby Corp. (a)	1,425	206,183
Mirati Therapeutics, Inc. (a)	1,124	72,386
Mister Car Wash, Inc. (a)	2,058	23,873
MKS Instruments, Inc.	1,456	172,099
Mohawk Industries, Inc. (a)	1,377	176,917
Molina Healthcare, Inc. (a)	1,520	498,134
Molson Coors Beverage Co. Class B	4,585	273,954
MongoDB, Inc. Class A (a)	1,649	515,263
Monolithic Power Systems, Inc.	1,191	553,482
Morningstar, Inc.	652	166,488
Motorola Solutions, Inc.	4,324	1,031,663
MP Materials Corp. (a)	2,383	79,997
MSA Safety, Inc.	965	123,848
MSC Industrial Direct Co., Inc. Class A	1,207	99,771
MSCI, Inc.	2,069	995,892
NASDAQ, Inc.	3,011	544,690
Natera, Inc. (a)	2,261	106,267
National Fuel Gas Co.	2,300	166,382
National Instruments Corp.	3,416	129,808
National Retail Properties, Inc.	4,615	219,720
National Storage Affiliates Trust	2,217	121,580
nCino, Inc. (a)	1,471	47,499
NCR Corp. (a)	3,323	107,831
NetApp, Inc.	5,842	416,710
Neurocrine Biosciences, Inc. (a)	2,484	233,819
New Fortress Energy, Inc.	1,271	62,241
New Relic, Inc. (a)	1,359	82,451
New York Community Bancorp, Inc.	12,123	128,746
Newell Brands, Inc.	9,924	200,564
NewMarket Corp.	160	49,728
News Corp.:
Class A	9,889	169,497
Class B	3,383	58,458
Nexstar Broadcasting Group, Inc. Class A	1,018	191,761
NiSource, Inc.	10,655	323,912
Nordson Corp.	1,520	351,105
Nordstrom, Inc.	2,953	69,425
Northern Trust Corp.	5,399	538,712
NortonLifeLock, Inc.	14,832	363,829
NOV, Inc.	10,276	191,236
Novavax, Inc. (a)(b)	2,054	111,964
NRG Energy, Inc.	6,192	233,748
Nucor Corp.	6,980	947,884
Nutanix, Inc. Class A (a)	5,514	83,427
NVR, Inc. (a)	79	347,055
O'Reilly Automotive, Inc. (a)	1,715	1,206,657
Oak Street Health, Inc. (a)	3,061	88,616
OGE Energy Corp.	5,244	215,424
Okta, Inc. (a)	3,260	320,947
Olaplex Holdings, Inc.	3,272	56,278
Old Dominion Freight Lines, Inc.	2,675	811,889
Old Republic International Corp.	7,407	172,361
Olin Corp.	3,678	192,249
Ollie's Bargain Outlet Holdings, Inc. (a)	1,646	97,032
Omega Healthcare Investors, Inc.	6,161	190,991
Omnicom Group, Inc.	5,332	372,387
OneMain Holdings, Inc.	3,088	114,874
ONEOK, Inc.	11,675	697,465
onsemi (a)	11,393	760,825
Opendoor Technologies, Inc. (a)	12,006	58,949
Organon & Co.	6,669	211,541
Oshkosh Corp.	1,725	148,523
Otis Worldwide Corp.	11,107	868,234
Ovintiv, Inc.	6,772	345,981
Owens Corning	2,545	236,023
PACCAR, Inc.	8,958	819,836
Packaging Corp. of America	2,423	340,698
PacWest Bancorp	3,042	85,267
Palantir Technologies, Inc. (a)	47,526	491,894
Paramount Global:
Class A	268	7,247
Class B (b)	15,099	357,091
Park Hotels & Resorts, Inc.	6,052	94,351
Parker Hannifin Corp.	3,358	970,764
Paychex, Inc.	8,468	1,086,275
Paycom Software, Inc. (a)	1,344	444,179
Paycor HCM, Inc. (b)	1,246	33,256
Paylocity Holding Corp. (a)	1,039	213,961
PDC Energy, Inc.	2,488	163,437
Pegasystems, Inc.	1,081	43,402
Peloton Interactive, Inc. Class A (a)	7,831	74,316
Penn National Gaming, Inc. (a)	4,356	150,500
Penske Automotive Group, Inc.	719	82,318
Penumbra, Inc. (a)	932	129,902
Performance Food Group Co. (a)	3,982	197,945
PerkinElmer, Inc.	3,311	507,146
Petco Health & Wellness Co., Inc. (a)(b)	2,082	28,981
PG&E Corp. (a)	40,752	442,567
Phillips 66 Co.	12,628	1,123,892
Pilgrim's Pride Corp. (a)	1,249	39,181
Pinnacle Financial Partners, Inc.	1,969	155,748
Pinnacle West Capital Corp.	2,965	217,839
Pinterest, Inc. Class A (a)	15,082	293,797
Planet Fitness, Inc. (a)	2,212	174,328
Playtika Holding Corp. (a)	2,674	32,810
Plug Power, Inc. (a)(b)	13,610	290,437
Polaris, Inc.	1,484	174,044
Pool Corp.	1,022	365,569
Post Holdings, Inc. (a)	1,463	127,193
PPG Industries, Inc.	6,188	800,047
PPL Corp.	19,357	562,902
Premier, Inc.	3,078	118,380
Primerica, Inc.	1,006	129,462
Principal Financial Group, Inc. (b)	6,559	439,059
Procore Technologies, Inc. (a)	1,827	94,456
Prosperity Bancshares, Inc.	2,315	171,518
Prudential Financial, Inc.	9,851	985,001
PTC, Inc. (a)	2,765	341,146
Public Service Enterprise Group, Inc.	13,074	858,570
PulteGroup, Inc.	6,196	270,270
Pure Storage, Inc. Class A (a)	7,363	208,741
PVH Corp.	1,756	108,732
QIAGEN NV (a)	5,957	295,705
Qorvo, Inc. (a)	2,833	294,830
Quanta Services, Inc.	3,731	517,602
QuantumScape Corp. Class A (a)(b)	6,503	70,362
Quest Diagnostics, Inc.	3,067	418,860
QuidelOrtho Corp. (a)	1,298	132,448
Ralph Lauren Corp.	1,193	117,666
Range Resources Corp. (a)	6,889	227,819
Raymond James Financial, Inc.	5,110	503,182
Rayonier, Inc.	3,830	144,583
Realty Income Corp.	15,809	1,169,708
Regal Rexnord Corp.	1,755	235,697
Regency Centers Corp.	4,491	289,355
Regions Financial Corp.	24,535	519,651
Reinsurance Group of America, Inc.	1,757	203,425
Reliance Steel & Aluminum Co.	1,618	307,825
Repligen Corp. (a)	1,449	309,159
Republic Services, Inc.	5,418	751,260
ResMed, Inc.	3,794	912,533
Rexford Industrial Realty, Inc.	4,330	283,225
Reynolds Consumer Products, Inc.	1,425	41,411
RH (a)	458	127,979
RingCentral, Inc. (a)	2,211	109,422
Rithm Capital Corp.	11,162	121,777
Rivian Automotive, Inc.	4,673	160,284
Robert Half International, Inc.	2,826	223,650
Robinhood Markets, Inc. (a)	14,615	132,266
Roblox Corp. (a)	11,555	496,056
Rocket Companies, Inc. (b)	3,064	29,169
Rockwell Automation, Inc.	3,050	778,604
Roku, Inc. Class A (a)	3,147	206,191
Rollins, Inc.	6,089	234,853
Ross Stores, Inc.	9,057	735,972
Royal Gold, Inc.	1,716	179,785
Royalty Pharma PLC	9,643	419,374
RPM International, Inc.	3,351	302,930
Ryan Specialty Group Holdings, Inc.	2,148	92,880
Ryder System, Inc.	1,293	101,268
Sarepta Therapeutics, Inc. (a)	2,207	205,141
SBA Communications Corp. Class A	2,798	939,540
Schneider National, Inc. Class B	1,412	35,766
Science Applications International Corp.	1,456	141,043
Seaboard Corp.	7	28,424
Seagen, Inc. (a)	3,566	641,809
Sealed Air Corp.	3,819	233,417
SEI Investments Co.	2,733	151,299
SentinelOne, Inc.	4,516	112,223
Service Corp. International	4,053	301,786
Shift4 Payments, Inc. (a)	1,402	51,075
Signature Bank	1,625	301,551
Signify Health, Inc. (a)	1,837	31,431
Silgan Holdings, Inc.	2,200	97,900
Simon Property Group, Inc.	8,562	930,176
Sirius XM Holdings, Inc. (b)	18,680	124,782
SiteOne Landscape Supply, Inc. (a)	1,166	162,459
Six Flags Entertainment Corp. (a)	2,041	46,269
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	3,520	133,619
Skyworks Solutions, Inc.	4,223	459,800
SL Green Realty Corp.	1,651	81,972
SLM Corp.	7,044	109,886
Smartsheet, Inc. (a)	3,278	98,537
Snap-On, Inc.	1,381	309,413
SoFi Technologies, Inc. (a)	20,866	131,664
Sonoco Products Co.	2,555	162,217
Sotera Health Co. (a)	2,611	50,131
Southwest Airlines Co. (a)	15,552	592,842
Southwestern Energy Co. (a)	29,162	205,884
Spectrum Brands Holdings, Inc.	1,046	72,739
Spirit AeroSystems Holdings, Inc. Class A	2,735	89,763
Spirit Realty Capital, Inc.	3,503	155,323
Splunk, Inc. (a)	4,221	438,604
SS&C Technologies Holdings, Inc.	5,847	345,967
Stanley Black & Decker, Inc.	3,961	385,524
Starwood Property Trust, Inc.	7,675	181,284
State Street Corp.	9,629	684,044
Steel Dynamics, Inc.	4,698	365,880
Stericycle, Inc. (a)	2,395	112,254
Stifel Financial Corp.	2,717	162,504
Store Capital Corp.	6,675	193,709
Sun Communities, Inc.	3,151	516,638
Sunrun, Inc. (a)	5,398	176,461
SVB Financial Group (a)	1,540	621,467
Switch, Inc. Class A	3,803	128,579
Synchrony Financial	13,115	439,090
Syneos Health, Inc. (a)	2,694	213,203
Synopsys, Inc. (a)	4,002	1,470,724
Synovus Financial Corp.	3,799	153,404
T. Rowe Price Group, Inc.	5,877	725,633
Take-Two Interactive Software, Inc. (a)	4,158	551,891
Tandem Diabetes Care, Inc. (a)	1,667	110,372
Tapestry, Inc.	6,922	232,787
Targa Resources Corp.	5,920	409,131
TD SYNNEX Corp.	1,117	112,169
Teladoc Health, Inc. (a)	4,235	156,060
Teledyne Technologies, Inc. (a)	1,216	475,942
Teleflex, Inc.	1,232	296,247
Tempur Sealy International, Inc.	4,478	123,055
Tenet Healthcare Corp. (a)	2,791	184,541
Teradata Corp. (a)	2,724	104,302
Teradyne, Inc.	4,193	423,032
Terminix Global Holdings, Inc. (a)	3,198	142,951
Tetra Tech, Inc.	1,400	214,578
Texas Pacific Land Corp.	150	275,078
Textron, Inc.	5,634	369,816
TFS Financial Corp.	1,340	19,631
The AES Corp.	17,482	388,450
The AZEK Co., Inc. (a)	2,977	61,564
The Chemours Co. LLC	4,050	144,140
The Clorox Co.	3,230	458,143
The Cooper Companies, Inc.	1,274	416,598
The Hershey Co.	3,832	873,543
The J.M. Smucker Co.	2,749	363,748
The Mosaic Co.	9,492	499,849
The New York Times Co. Class A	4,311	137,736
The Scotts Miracle-Gro Co. Class A	1,057	94,020
The Trade Desk, Inc. (a)	11,515	518,175
The Western Union Co.	10,088	171,698
The Williams Companies, Inc.	31,987	1,090,437
Thor Industries, Inc.	1,382	116,544
Thoughtworks Holding, Inc.	2,204	34,515
Timken Co.	1,633	106,766
Toast, Inc.	5,923	94,650
Toll Brothers, Inc.	2,895	142,376
TopBuild Corp. (a)	859	181,867
Toro Co.	2,741	235,699
Tractor Supply Co.	2,935	561,994
Tradeweb Markets, Inc. Class A	2,823	199,078
TransDigm Group, Inc. (a)	1,378	857,585
TransUnion Holding Co., Inc.	5,048	399,953
Travel+Leisure Co.	2,195	94,626
Trex Co., Inc. (a)	2,994	193,173
Trimble, Inc. (a)	6,562	455,600
TripAdvisor, Inc. (a)	2,682	50,985
Twilio, Inc. Class A (a)	4,499	381,515
Twitter, Inc. (a)	19,589	815,098
Tyler Technologies, Inc. (a)	1,081	431,319
Tyson Foods, Inc. Class A	7,477	658,051
U.S. Foods Holding Corp. (a)	5,827	183,551
Ubiquiti, Inc. (b)	155	46,753
UDR, Inc.	8,326	402,978
UGI Corp.	5,496	237,207
UiPath, Inc. Class A (a)	9,776	179,194
Ulta Beauty, Inc. (a)	1,349	524,640
Ultragenyx Pharmaceutical, Inc. (a)	1,746	93,027
Umpqua Holdings Corp.	5,654	99,567
Under Armour, Inc.:
Class A (sub. vtg.) (a)	5,117	47,383
Class C (non-vtg.) (a)	5,506	45,480
United Airlines Holdings, Inc. (a)	8,562	314,654
United Rentals, Inc. (a)	1,876	605,329
United States Steel Corp.	6,770	160,111
United Therapeutics Corp. (a)	1,171	270,583
Unity Software, Inc. (a)(b)	5,478	204,822
Univar Solutions, Inc. (a)	4,412	119,300
Universal Display Corp.	1,143	131,971
Universal Health Services, Inc. Class B	1,700	191,199
Unum Group	5,247	168,901
Upstart Holdings, Inc. (a)(b)	1,935	47,079
UWM Holdings Corp. Class A	2,324	8,761
Vail Resorts, Inc.	1,054	249,935
Valmont Industries, Inc.	552	149,857
Valvoline, Inc.	4,710	151,756
Veeva Systems, Inc. Class A (a)	3,657	817,632
Ventas, Inc.	10,485	563,883
VeriSign, Inc. (a)	2,517	476,116
Verisk Analytics, Inc.	4,078	775,840
Vertiv Holdings Co.	7,977	91,097
VF Corp.	9,180	410,162
ViaSat, Inc. (a)	1,869	61,546
Viatris, Inc.	31,771	307,861
VICI Properties, Inc.	25,256	863,503
Victoria's Secret & Co. (a)	2,177	80,462
Virtu Financial, Inc. Class A	2,625	61,241
Vistra Corp.	11,200	289,520
Vontier Corp.	4,209	108,592
Vornado Realty Trust	4,621	140,432
Voya Financial, Inc.	2,670	160,627
Vulcan Materials Co.	3,477	574,852
W.R. Berkley Corp.	5,407	338,100
W.W. Grainger, Inc.	1,197	650,605
Warner Bros Discovery, Inc. (a)	61,935	929,025
Waters Corp. (a)	1,573	572,619
Watsco, Inc.	865	236,967
Wayfair LLC Class A (a)(b)	2,030	109,437
Webster Financial Corp.	4,687	217,711
WEC Energy Group, Inc.	8,283	859,858
Welltower, Inc.	11,937	1,030,641
Wendy's Co.	4,520	95,056
WESCO International, Inc. (a)	1,165	148,934
West Pharmaceutical Services, Inc.	1,943	667,537
Western Alliance Bancorp.	2,776	212,031
Western Digital Corp. (a)	8,230	404,093
Westinghouse Air Brake Tech Co.	4,748	443,796
Westlake Corp.	864	84,102
WestRock Co.	6,661	282,160
WeWork, Inc. (a)(b)	3,369	16,070
WEX, Inc. (a)	1,175	195,297
Weyerhaeuser Co.	19,555	710,238
Whirlpool Corp.	1,442	249,279
Williams-Sonoma, Inc. (b)	1,823	263,278
Willscot Mobile Mini Holdings (a)	5,689	219,652
Wintrust Financial Corp.	1,568	134,911
Wolfspeed, Inc. (a)	3,036	252,899
Woodward, Inc.	1,545	161,762
World Wrestling Entertainment, Inc. Class A	1,130	78,320
WP Carey, Inc.	4,974	444,178
Wyndham Hotels & Resorts, Inc.	2,381	165,265
Wynn Resorts Ltd. (a)	2,794	177,363
Xcel Energy, Inc.	14,316	1,047,645
XPO Logistics, Inc. (a)	2,692	160,820
Xylem, Inc.	4,705	433,001
YETI Holdings, Inc. (a)	2,285	116,009
Yum! Brands, Inc.	7,515	920,888
Zebra Technologies Corp. Class A (a)	1,374	491,466
Zendesk, Inc. (a)	3,196	241,042
Zillow Group, Inc.:
Class A (a)	1,607	56,245
Class C (a)	4,231	147,577
Zimmer Biomet Holdings, Inc.	5,507	607,918
Zions Bancorp NA	3,915	213,563
Zoom Video Communications, Inc. Class A (a)	6,629	688,488
Zoominfo Technologies, Inc. (a)	7,199	272,770
Zscaler, Inc. (a)	2,181	338,186
TOTAL UNITED STATES OF AMERICA		252,968,669
TOTAL COMMON STOCKS (Cost $235,513,155)		263,773,024

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
United States of America - 0.0%
Brookfield Property Preferred LP 6.25% (Cost $74)	3	61

Money Market Funds - 2.4%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (c)	720,365	720,509
Fidelity Securities Lending Cash Central Fund 2.01% (c)(d)	5,557,393	5,557,949
TOTAL MONEY MARKET FUNDS (Cost $6,278,458)		6,278,458

TOTAL INVESTMENT IN SECURITIES - 102.1% (Cost $241,791,687)	270,051,543
NET OTHER ASSETS (LIABILITIES) - (2.1)% (e)	(5,513,481)
NET ASSETS - 100.0%	264,538,062

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	3	Sep 2022	754,320	61,073	61,073

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
(e)	Includes $40,500 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	101,705	9,777,188	9,158,384	1,503	-	-	720,509	0.0%
Fidelity Securities Lending Cash Central Fund 2.01%	9,145,255	7,078,956	10,666,262	20,429	-	-	5,557,949	0.0%
Total	9,246,960	16,856,144	19,824,646	21,932	-	-	6,278,458

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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